Debt with Related Parties - Disclosure of Transactions with Related Parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes		$ 25,224	$ 41,859	$ 23,369
Professional fees payable	[1]	106,983	71,901	48,558
Total		646,166	571,051	497,983
Shareholders
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes		152,063	151,198	133,406
Costs of modification and remeasurement of Promissory Notes		20,719
Other related parties
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes		389,021	386,966	341,585
Costs of modification and remeasurement of Promissory Notes		59,951
Professional fees payable	[2]	1,868	2,048	2,085
Key management personnel
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes		14,349	14,162	12,392
Costs of modification and remeasurement of Promissory Notes		2,019
Deferred bonus expense payable			11,787	4,187
Interest accrued on bonus		4,523	3,460	3,077
Close family member of key management
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes		1,449	$ 1,430	$ 1,251
Costs of modification and remeasurement of Promissory Notes		$ 204

[1]	An amount of Ps.37,910 in IPO related services was incurred during 2023 out of which Ps.28,432 was recognized as an expense and Ps.9,477 will be capitalized as part of the net proceeds of the new shares to be issued due to the IPO and as of December 31, 2023, were recognized as advanced payments.
[2]	Corresponds to the annual payment made on an arms-length transaction to QS Management Ltd which is a related party of QS BBB, related to professional services.